Retirement plans - Asset allocation (Details)	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Equity securities	46.00%	49.00%
Debt securities	29.00%	27.00%
Cash and other short-term securities	25.00%	24.00%
Total	100.00%	100.00%